Investment Objectives and Goals	Apr. 30, 2026
T-REX 2X LONG AFRM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG AFRM DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of AFRM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG ALPHABET DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG ALPHABET DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of GOOG. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG APH DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG APH DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of APH. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG APPLE DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG APPLE DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of AAPL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG BMNR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG BMNR DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of BMNR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG CRCL DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG CRCL DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of CRCL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X Long CRWV Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG CRWV DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of CRWV. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG DJT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG DJT DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of DJT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG EOSE DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG EOSE DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of EOSE. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG GLXY DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG GLXY DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of GLXY. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG GME DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG GME DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of GME. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG HOOD DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG HOOD DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of HOOD. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG KTOS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG KTOS DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of KTOS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of MSFT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG RBLX DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG RBLX DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of RBLX. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X Long SMR Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG SMR DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SMR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SNOW DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG SNOW DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SNOW. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG TTD DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG TTD DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of TTD. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE CRCL DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X INVERSE CRCL DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of CRCL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE CRWV DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X INVERSE CRWV DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of CRWV. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE ALPHABET DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X INVERSE ALPHABET DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of GOOG. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE AMD DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X INVERSE AMD DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of AMD. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE APPLE DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X INVERSE APPLE DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of AAPL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE AVGO DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X INVERSE AVGO DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of AVGO. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE BA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X INVERSE BA DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of BA. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE COIN DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X INVERSE COIN DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of COIN. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE MARA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X INVERSE MARA DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of MARA. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X INVERSE MICROSOFT DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of MSFT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE PANW DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X INVERSE PANW DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of PANW. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE PLTR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X INVERSE PLTR DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of PLTR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE SHOP DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X INVERSE SHOP DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of SHOP. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE SNOW DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X INVERSE SNOW DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of SNOW. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE TSM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X INVERSE TSM DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of TSM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X INVERSE SQ DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X INVERSE XYZ DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of XYZ. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG ABTC DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG ABTC DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of ABTC. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG ACHR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG ACHR DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of ACHR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG APLD DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG APLD DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of APLD. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG ASST DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG ASST DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of ASST. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG AUR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG AUR DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of AUR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG AVAV DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG AVAV DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of AVAV. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG AVGO DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG AVGO DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of AVGO. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG B DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG B DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of B. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG BBAI DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG BBAI DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of BBAI. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG BNC DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG BNC DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of BNC. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X Long BRR Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG BRR DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of BRR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG BTDR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG BTDR DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of BTDR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG CANG DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG CANG DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of CANG. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG CAVA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG CAVA DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of CAVA. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG CEG DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG CEG DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of CEG. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG CELH DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG CELH DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of CELH. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG CHWY DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG CHWY DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of CHWY. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG CHYM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG CHYM DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of CHYM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG CLS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG CLS DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of CLS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG CORZ DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG CORZ DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of CORZ. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG CVNA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG CVNA DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of CVNA. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG DDOG DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG DDOG DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of DDOG. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG DEFT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG DEFT DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of DEFT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG DNA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG DNA DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of DNA. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG DNUT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG DNUT DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of DNUT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG DUOL DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG DUOL DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of DUOL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG EMPD DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG EMPD DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of EMPD. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG ETHM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG ETHM DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of ETHM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG ETOR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG ETOR DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of ETOR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG ETHZ DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG FRMM DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of FRMM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG GPRO DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG GPRO DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of GPRO. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG GTLS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG GTLS DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of GTLS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG HIVE DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG HIVE DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of HIVE. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG HOLO DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG HOLO DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of HOLO. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG HSDT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG HSDT DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of HSDT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG ICHR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG ICHR DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of ICHR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG ICLR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG ICLR DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of ICLR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG IREN DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG IREN DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of IREN. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG KSS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG KSS DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of KSS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG LITS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG LITS DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of LITS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG LMND DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG LMND DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of LMND. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG MARA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG MARA DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of MARA. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG MBLY DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG MBLY DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of MBLY. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG NAKA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG NAKA DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of NAKA. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG NVTS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG NVTS DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of NVTS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG NXTT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG NXTT DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of NXTT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG OKLO DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG OKLO DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of OKLO. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG OPEN DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG OPEN DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of OPEN. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG OSCR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG OSCR DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of OSCR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG OUST DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG OUST DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of OUST. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG PANW DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG PANW DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of PANW. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG POOL DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG POOL DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of POOL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG PTON DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG PTON DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of PTON. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG QUBT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG QUBT DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of QUBT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG RDW DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG RDW DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of RDW. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG RXRX DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG RXRX DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of RXRX. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SHOP DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG SHOP DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SHOP. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SLMT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG SLMT DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SLMT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SOUN DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG SOUN DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SOUN. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SPOT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG SPOT DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SPOT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SRFM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG SRFM DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SRFM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG STSS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG STSS DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of STSS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SUIG DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG SUIG DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SUIG. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SYM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG SYM DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SYM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG TEM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG TEM DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of TEM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG TMUS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG TMUS DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of TMUS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG TONX DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG TONX DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of TONX. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG TSM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG TSM DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of TSM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG UI DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG UI DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of UI. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG UNH DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG UNH DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of UNH. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG UPST DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG UPST DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of UPST. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG VEEV DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG VEEV DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of VEEV. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG VOYG DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG VOYG DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of VOYG. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG WGS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG WGS DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of WGS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SQ DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	T-REX 2X LONG XYZ DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of XYZ. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.